UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3583

Fidelity Mt. Vernon Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	August 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® 130/30
Large Cap Fund

August 31, 2008

1.859201.100

FLC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (d) - 121.8%
	Shares	Value
COMMON STOCKS - 121.8%
CONSUMER DISCRETIONARY - 16.6%
Diversified Consumer Services - 1.0%
H&R Block, Inc.	60,000	$ 1,532,400
Hotels, Restaurants & Leisure - 3.3%
Buffalo Wild Wings, Inc. (a)	10,000	360,800
Burger King Holdings, Inc.	10,000	248,200
Denny's Corp. (a)	100,000	280,000
McDonald's Corp.	57,000	3,536,850
Nathan's Famous, Inc. (a)	25,000	399,000
		4,824,850
Household Durables - 0.9%
NVR, Inc. (a)	2,200	1,315,006
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	49,000	1,832,600
Media - 3.0%
DreamWorks Animation SKG, Inc. Class A (a)	47,800	1,523,864
Time Warner, Inc.	135,000	2,209,950
Virgin Media, Inc.	60,000	684,000
		4,417,814
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	10,000	430,400
Best Buy Co., Inc.	30,000	1,343,100
Ross Stores, Inc.	17,000	683,570
		2,457,070
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc. (a)	35,000	1,014,650
Deckers Outdoor Corp. (a)	5,000	568,450
G-III Apparel Group Ltd. (a)	40,300	745,953
Hanesbrands, Inc. (a)	25,000	596,000
NIKE, Inc. Class B	20,000	1,212,200
Phillips-Van Heusen Corp.	19,400	738,364
Polo Ralph Lauren Corp. Class A	5,000	379,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	27,500	525,800
VF Corp.	24,000	1,902,000
Warnaco Group, Inc. (a)	7,700	397,089
		8,079,906
TOTAL CONSUMER DISCRETIONARY		24,459,646
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
CONSUMER STAPLES - 11.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	22,800	$ 1,086,420
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	16,000	608,480
Kroger Co.	48,000	1,325,760
Nash-Finch Co.	12,000	488,640
SUPERVALU, Inc.	42,000	973,980
Wal-Mart Stores, Inc.	24,000	1,417,680
		4,814,540
Food Products - 2.9%
Ralcorp Holdings, Inc. (a)	5,000	307,000
Tyson Foods, Inc. Class A	177,000	2,570,040
Unilever NV (NY Shares)	50,000	1,380,000
		4,257,040
Personal Products - 0.2%
NBTY, Inc. (a)	10,000	332,400
Tobacco - 3.9%
Altria Group, Inc.	211,700	4,452,051
Philip Morris International, Inc.	25,000	1,342,500
		5,794,551
TOTAL CONSUMER STAPLES		16,284,951
ENERGY - 13.7%
Energy Equipment & Services - 5.7%
BJ Services Co.	50,000	1,342,500
Complete Production Services, Inc. (a)	13,000	384,150
ENSCO International, Inc.	24,300	1,647,054
Helmerich & Payne, Inc.	14,000	799,680
Nabors Industries Ltd. (a)	40,000	1,424,000
Oil States International, Inc. (a)	8,900	495,107
Patterson-UTI Energy, Inc.	26,500	753,130
Superior Energy Services, Inc. (a)	9,000	423,360
Tidewater, Inc.	19,000	1,152,730
		8,421,711
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	30,000	2,589,600
Cimarex Energy Co.	5,500	305,470
ConocoPhillips	69,000	5,693,190
Hess Corp.	12,000	1,256,520
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	30,000	$ 872,700
Valero Energy Corp.	29,700	1,032,372
		11,749,852
TOTAL ENERGY		20,171,563
FINANCIALS - 14.7%
Capital Markets - 4.1%
BlackRock, Inc. Class A	6,000	1,303,500
Goldman Sachs Group, Inc.	28,800	4,722,336
		6,025,836
Commercial Banks - 1.0%
PNC Financial Services Group, Inc.	20,000	1,439,000
Consumer Finance - 1.0%
Capital One Financial Corp.	10,000	441,400
Cash America International, Inc.	25,000	1,034,750
		1,476,150
Diversified Financial Services - 3.8%
JPMorgan Chase & Co.	135,500	5,215,395
KKR Financial Holdings LLC	50,000	469,000
		5,684,395
Insurance - 3.9%
Aspen Insurance Holdings Ltd.	15,000	406,500
Assurant, Inc.	20,000	1,168,600
Axis Capital Holdings Ltd.	21,600	722,088
Berkshire Hathaway, Inc. Class B (a)	900	3,511,800
		5,808,988
Real Estate Investment Trusts - 0.3%
Public Storage	5,000	441,600
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	45,000	829,800
TOTAL FINANCIALS		21,705,769
HEALTH CARE - 17.9%
Biotechnology - 1.1%
Amgen, Inc. (a)	20,000	1,257,000
PDL BioPharma, Inc.	30,000	362,100
		1,619,100
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	49,000	$ 3,320,240
Covidien Ltd.	15,000	811,050
Hill-Rom Holdings, Inc.	23,000	688,620
		4,819,910
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	20,000	517,600
HealthSouth Corp. (a)	20,000	359,800
Humana, Inc. (a)	28,000	1,299,200
Molina Healthcare, Inc. (a)	25,000	786,750
Universal Health Services, Inc. Class B	19,000	1,173,820
		4,137,170
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	5,000	328,050
Thermo Fisher Scientific, Inc. (a)	20,100	1,217,256
		1,545,306
Pharmaceuticals - 9.6%
Abbott Laboratories	60,000	3,445,800
Johnson & Johnson	72,000	5,070,960
Pfizer, Inc.	140,000	2,675,400
Wyeth	70,000	3,029,600
		14,221,760
TOTAL HEALTH CARE		26,343,246
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.5%
L-3 Communications Holdings, Inc.	5,000	519,700
Northrop Grumman Corp.	30,400	2,093,040
Raytheon Co.	11,000	659,890
Teledyne Technologies, Inc. (a)	5,300	330,349
		3,602,979
Building Products - 0.4%
Lennox International, Inc.	4,100	151,700
Owens Corning (a)	15,000	362,850
		514,550
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
MPS Group, Inc. (a)	15,000	$ 172,800
The Brink's Co.	4,400	307,032
		479,832
Electrical Equipment - 0.2%
Canadian Solar, Inc. (a)	10,000	324,200
Industrial Conglomerates - 3.3%
General Electric Co.	105,000	2,950,500
Tyco International Ltd.	45,500	1,951,040
		4,901,540
Machinery - 4.9%
Caterpillar, Inc.	18,000	1,273,140
Cummins, Inc.	28,000	1,824,480
Flowserve Corp.	7,200	951,264
Ingersoll-Rand Co. Ltd. Class A	50,000	1,846,500
SPX Corp.	7,000	834,750
Valmont Industries, Inc.	5,000	533,700
		7,263,834
Marine - 0.6%
Alexander & Baldwin, Inc.	11,000	492,030
Safe Bulkers, Inc.	20,000	380,800
		872,830
Road & Rail - 0.0%
YRC Worldwide, Inc. (a)	3,100	56,110
TOTAL INDUSTRIALS		18,015,875
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 1.5%
Brocade Communications Systems, Inc. (a)	150,000	1,113,000
Nokia Corp. sponsored ADR	34,000	855,780
Polycom, Inc. (a)	10,000	280,400
		2,249,180
Computers & Peripherals - 8.2%
Hewlett-Packard Co.	89,000	4,175,880
International Business Machines Corp.	40,000	4,869,200
Western Digital Corp. (a)	110,000	2,998,600
		12,043,680
Electronic Equipment & Instruments - 2.0%
Avnet, Inc. (a)	20,000	587,000
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	15,000	$ 133,800
Ingram Micro, Inc. Class A (a)	20,000	378,200
SYNNEX Corp. (a)	4,000	91,960
Tyco Electronics Ltd.	53,000	1,744,230
		2,935,190
IT Services - 5.4%
Accenture Ltd. Class A	38,000	1,571,680
Affiliated Computer Services, Inc. Class A (a)	19,000	1,011,560
Integral Systems, Inc.	10,000	449,900
MasterCard, Inc. Class A	7,000	1,697,850
Perot Systems Corp. Class A (a)	45,000	801,000
The Western Union Co.	75,000	2,071,500
TNS, Inc. (a)	15,000	343,500
		7,946,990
Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.	15,000	339,600
Entegris, Inc. (a)	5,000	30,800
Kulicke & Soffa Industries, Inc. (a)	40,000	205,600
		576,000
Software - 4.8%
Microsoft Corp.	111,700	3,048,293
Sybase, Inc. (a)	37,000	1,273,170
Symantec Corp. (a)	123,000	2,744,130
		7,065,593
TOTAL INFORMATION TECHNOLOGY		32,816,633
MATERIALS - 4.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	4,200	640,080
Terra Industries, Inc.	13,000	653,250
The Mosaic Co.	12,000	1,280,880
		2,574,210
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	10,000	366,800
Metals & Mining - 2.6%
Cleveland-Cliffs, Inc.	12,000	1,214,640
Compass Minerals International, Inc.	6,000	415,620
Reliance Steel & Aluminum Co.	12,000	684,120
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	14,000	$ 347,620
United States Steel Corp.	9,200	1,224,244
		3,886,244
TOTAL MATERIALS		6,827,254
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
Verizon Communications, Inc.	140,000	4,916,800
UTILITIES - 5.4%
Electric Utilities - 0.5%
FirstEnergy Corp.	11,000	799,040
Gas Utilities - 2.5%
Energen Corp.	23,000	1,284,320
Questar Corp.	47,000	2,438,830
		3,723,150
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	68,800	1,049,888
NRG Energy, Inc. (a)	33,000	1,242,120
		2,292,008
Multi-Utilities - 0.8%
CMS Energy Corp.	87,000	1,180,590
TOTAL UTILITIES		7,994,788
TOTAL COMMON STOCKS (Cost $182,037,547)		179,536,525
TOTAL LONG STOCK POSITIONS - 121.8% (Cost $182,037,547)		179,536,525
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.34% to 1.81% 9/4/08 to 11/13/08 (c) (Cost $659,436)	$ 660,000	659,504
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $8,770,760)	8,770,760	$ 8,770,760
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $191,467,743)		188,966,789
TOTAL SECURITIES SOLD SHORT - (28.5)% (Proceeds $40,048,241)		(41,983,209)
NET OTHER ASSETS - (0.3)%		(462,948)
NET ASSETS - 100%		$ 147,446,528
SHORT STOCK POSITIONS - (28.5)%

COMMON STOCKS - (28.5)%
CONSUMER DISCRETIONARY - (8.9)%
Hotels, Restaurants & Leisure - (2.4)%
Isle of Capri Casinos, Inc.	(100,000)	(716,000)
MGM Mirage, Inc.	(37,900)	(1,333,701)
Starbucks Corp.	(45,000)	(700,200)
Wynn Resorts Ltd.	(8,000)	(763,360)
		(3,513,261)
Internet & Catalog Retail - (1.0)%
Amazon.com, Inc.	(14,600)	(1,179,826)
Orbitz Worldwide, Inc.	(50,000)	(308,500)
		(1,488,326)
Media - (1.4)%
Discovery Holding Co. Class A	(55,000)	(1,112,650)
Dolan Media Co.	(20,000)	(305,000)
Meredith Corp.	(10,000)	(283,800)
National CineMedia, Inc.	(30,000)	(335,700)
		(2,037,150)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - (1.0)%
Saks, Inc.	(130,000)	$ (1,482,000)
Specialty Retail - (2.1)%
Coldwater Creek, Inc.	(192,000)	(1,397,760)
Tiffany & Co., Inc.	(36,000)	(1,590,120)
		(2,987,880)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(85,000)	(1,457,750)
TOTAL CONSUMER DISCRETIONARY	(12,966,367)
CONSUMER STAPLES - (2.2)%
Food & Staples Retailing - (0.9)%
Costco Wholesale Corp.	(20,000)	(1,341,200)
Food Products - (0.5)%
Hershey Co.	(20,000)	(721,800)
Household Products - (0.4)%
Clorox Co.	(10,000)	(591,000)
Tobacco - (0.4)%
UST, Inc.	(10,000)	(535,900)
TOTAL CONSUMER STAPLES	(3,189,900)
ENERGY - (0.8)%
Energy Equipment & Services - (0.6)%
Superior Well Services, Inc.	(28,200)	(929,472)
Oil, Gas & Consumable Fuels - (0.2)%
Rex Energy Corp.	(15,000)	(301,050)
TOTAL ENERGY	(1,230,522)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
FINANCIALS - (0.8)%
Capital Markets - (0.6)%
Merrill Lynch & Co., Inc.	(30,000)	$ (850,500)
Diversified Financial Services - (0.2)%
Citigroup, Inc.	(14,000)	(265,860)
TOTAL FINANCIALS	(1,116,360)
HEALTH CARE - (2.9)%
Biotechnology - (1.1)%
CV Therapeutics, Inc.	(140,000)	(1,608,600)
Health Care Providers & Services - (1.3)%
Healthways, Inc.	(41,000)	(781,050)
HMS Holdings Corp.	(50,000)	(1,239,500)
		(2,020,550)
Health Care Technology - (0.5)%
Omnicell, Inc.	(49,000)	(752,150)
TOTAL HEALTH CARE	(4,381,300)
INDUSTRIALS - (0.7)%
Air Freight & Logistics - (0.2)%
Expeditors International of Washington, Inc.	(10,000)	(360,900)
Commercial Services & Supplies - (0.5)%
Healthcare Services Group, Inc.	(20,000)	(389,600)
The Geo Group, Inc.	(15,000)	(331,950)
		(721,550)
TOTAL INDUSTRIALS	(1,082,450)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
INFORMATION TECHNOLOGY - (6.1)%
Communications Equipment - (1.2)%
Ciena Corp.	(20,000)	$ (347,600)
Riverbed Technology, Inc.	(82,800)	(1,408,428)
		(1,756,028)
Internet Software & Services - (1.7)%
Akamai Technologies, Inc.	(15,000)	(343,500)
GSI Commerce, Inc.	(60,000)	(964,800)
The Knot, Inc.	(130,000)	(1,184,300)
		(2,492,600)
Semiconductors & Semiconductor Equipment - (1.4)%
Advanced Micro Devices, Inc.	(197,800)	(1,244,162)
NVIDIA Corp.	(25,000)	(316,000)
Rubicon Technology, Inc.	(36,000)	(439,920)
		(2,000,082)
Software - (1.8)%
Citrix Systems, Inc.	(45,000)	(1,362,150)
Nuance Communications, Inc.	(80,000)	(1,264,000)
		(2,626,150)
TOTAL INFORMATION TECHNOLOGY	(8,874,860)
MATERIALS - (2.5)%
Metals & Mining - (1.6)%
Allegheny Technologies, Inc.	(15,000)	(735,000)
RTI International Metals, Inc.	(10,000)	(338,100)
Titanium Metals Corp.	(90,000)	(1,296,900)
		(2,370,000)
Paper & Forest Products - (0.9)%
Weyerhaeuser Co.	(25,000)	(1,387,250)
TOTAL MATERIALS	(3,757,250)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
TELECOMMUNICATION SERVICES - (0.3)%
Wireless Telecommunication Services - (0.3)%
American Tower Corp. Class A	(10,000)	$ (413,300)
UTILITIES - (2.3)%
Electric Utilities - (1.4)%
Pinnacle West Capital Corp.	(42,000)	(1,477,980)
Progress Energy, Inc.	(14,000)	(611,520)
		(2,089,500)
Multi-Utilities - (0.9)%
Consolidated Edison, Inc.	(34,000)	(1,390,600)
TOTAL UTILITIES	(3,480,100)
INVESTMENT COMPANIES - (1.0)%
Investment Companies - (1.0)%
Energy Select Sector SPDR ETF	(20,000)	(1,490,800)
TOTAL SHORT STOCK POSITIONS - (28.5)% (Proceeds $40,048,241)	$ (41,983,209)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 CME E-Mini S&P 500 Index Contracts	Sept. 2008	$ 8,849,940	$ 113,041
The face value of futures purchased as a percentage of net assets - 6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,504.
(d) Securities are pledged with broker as collateral for securities sold short.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in securities	$ 188,966,789	$ 188,307,285	$ 659,504	$ -
Other Financial Instruments*	$ (41,870,168)	$ (41,870,168)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $191,777,025. Net unrealized depreciation aggregated $2,810,236, of which $5,605,873 related to appreciated investment securities and $8,416,109 related to depreciated investment securities.

Quarterly Report

Investments (Unaudited) - continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor 130/30
Large Cap Fund
Class A
Class T
Class B
Class C
Institutional Class

August 31, 2008

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity® 130/30
Large Cap Fund

1.859223.100

AFLC-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

LONG STOCK POSITIONS (d) - 121.8%
	Shares	Value
COMMON STOCKS - 121.8%
CONSUMER DISCRETIONARY - 16.6%
Diversified Consumer Services - 1.0%
H&R Block, Inc.	60,000	$ 1,532,400
Hotels, Restaurants & Leisure - 3.3%
Buffalo Wild Wings, Inc. (a)	10,000	360,800
Burger King Holdings, Inc.	10,000	248,200
Denny's Corp. (a)	100,000	280,000
McDonald's Corp.	57,000	3,536,850
Nathan's Famous, Inc. (a)	25,000	399,000
		4,824,850
Household Durables - 0.9%
NVR, Inc. (a)	2,200	1,315,006
Leisure Equipment & Products - 1.2%
Hasbro, Inc.	49,000	1,832,600
Media - 3.0%
DreamWorks Animation SKG, Inc. Class A (a)	47,800	1,523,864
Time Warner, Inc.	135,000	2,209,950
Virgin Media, Inc.	60,000	684,000
		4,417,814
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	10,000	430,400
Best Buy Co., Inc.	30,000	1,343,100
Ross Stores, Inc.	17,000	683,570
		2,457,070
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc. (a)	35,000	1,014,650
Deckers Outdoor Corp. (a)	5,000	568,450
G-III Apparel Group Ltd. (a)	40,300	745,953
Hanesbrands, Inc. (a)	25,000	596,000
NIKE, Inc. Class B	20,000	1,212,200
Phillips-Van Heusen Corp.	19,400	738,364
Polo Ralph Lauren Corp. Class A	5,000	379,400
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	27,500	525,800
VF Corp.	24,000	1,902,000
Warnaco Group, Inc. (a)	7,700	397,089
		8,079,906
TOTAL CONSUMER DISCRETIONARY		24,459,646
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
CONSUMER STAPLES - 11.1%
Beverages - 0.8%
Molson Coors Brewing Co. Class B	22,800	$ 1,086,420
Food & Staples Retailing - 3.3%
BJ's Wholesale Club, Inc. (a)	16,000	608,480
Kroger Co.	48,000	1,325,760
Nash-Finch Co.	12,000	488,640
SUPERVALU, Inc.	42,000	973,980
Wal-Mart Stores, Inc.	24,000	1,417,680
		4,814,540
Food Products - 2.9%
Ralcorp Holdings, Inc. (a)	5,000	307,000
Tyson Foods, Inc. Class A	177,000	2,570,040
Unilever NV (NY Shares)	50,000	1,380,000
		4,257,040
Personal Products - 0.2%
NBTY, Inc. (a)	10,000	332,400
Tobacco - 3.9%
Altria Group, Inc.	211,700	4,452,051
Philip Morris International, Inc.	25,000	1,342,500
		5,794,551
TOTAL CONSUMER STAPLES		16,284,951
ENERGY - 13.7%
Energy Equipment & Services - 5.7%
BJ Services Co.	50,000	1,342,500
Complete Production Services, Inc. (a)	13,000	384,150
ENSCO International, Inc.	24,300	1,647,054
Helmerich & Payne, Inc.	14,000	799,680
Nabors Industries Ltd. (a)	40,000	1,424,000
Oil States International, Inc. (a)	8,900	495,107
Patterson-UTI Energy, Inc.	26,500	753,130
Superior Energy Services, Inc. (a)	9,000	423,360
Tidewater, Inc.	19,000	1,152,730
		8,421,711
Oil, Gas & Consumable Fuels - 8.0%
Chevron Corp.	30,000	2,589,600
Cimarex Energy Co.	5,500	305,470
ConocoPhillips	69,000	5,693,190
Hess Corp.	12,000	1,256,520
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	30,000	$ 872,700
Valero Energy Corp.	29,700	1,032,372
		11,749,852
TOTAL ENERGY		20,171,563
FINANCIALS - 14.7%
Capital Markets - 4.1%
BlackRock, Inc. Class A	6,000	1,303,500
Goldman Sachs Group, Inc.	28,800	4,722,336
		6,025,836
Commercial Banks - 1.0%
PNC Financial Services Group, Inc.	20,000	1,439,000
Consumer Finance - 1.0%
Capital One Financial Corp.	10,000	441,400
Cash America International, Inc.	25,000	1,034,750
		1,476,150
Diversified Financial Services - 3.8%
JPMorgan Chase & Co.	135,500	5,215,395
KKR Financial Holdings LLC	50,000	469,000
		5,684,395
Insurance - 3.9%
Aspen Insurance Holdings Ltd.	15,000	406,500
Assurant, Inc.	20,000	1,168,600
Axis Capital Holdings Ltd.	21,600	722,088
Berkshire Hathaway, Inc. Class B (a)	900	3,511,800
		5,808,988
Real Estate Investment Trusts - 0.3%
Public Storage	5,000	441,600
Thrifts & Mortgage Finance - 0.6%
Hudson City Bancorp, Inc.	45,000	829,800
TOTAL FINANCIALS		21,705,769
HEALTH CARE - 17.9%
Biotechnology - 1.1%
Amgen, Inc. (a)	20,000	1,257,000
PDL BioPharma, Inc.	30,000	362,100
		1,619,100
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - 3.3%
Baxter International, Inc.	49,000	$ 3,320,240
Covidien Ltd.	15,000	811,050
Hill-Rom Holdings, Inc.	23,000	688,620
		4,819,910
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	20,000	517,600
HealthSouth Corp. (a)	20,000	359,800
Humana, Inc. (a)	28,000	1,299,200
Molina Healthcare, Inc. (a)	25,000	786,750
Universal Health Services, Inc. Class B	19,000	1,173,820
		4,137,170
Life Sciences Tools & Services - 1.1%
Charles River Laboratories International, Inc. (a)	5,000	328,050
Thermo Fisher Scientific, Inc. (a)	20,100	1,217,256
		1,545,306
Pharmaceuticals - 9.6%
Abbott Laboratories	60,000	3,445,800
Johnson & Johnson	72,000	5,070,960
Pfizer, Inc.	140,000	2,675,400
Wyeth	70,000	3,029,600
		14,221,760
TOTAL HEALTH CARE		26,343,246
INDUSTRIALS - 12.2%
Aerospace & Defense - 2.5%
L-3 Communications Holdings, Inc.	5,000	519,700
Northrop Grumman Corp.	30,400	2,093,040
Raytheon Co.	11,000	659,890
Teledyne Technologies, Inc. (a)	5,300	330,349
		3,602,979
Building Products - 0.4%
Lennox International, Inc.	4,100	151,700
Owens Corning (a)	15,000	362,850
		514,550
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - 0.3%
MPS Group, Inc. (a)	15,000	$ 172,800
The Brink's Co.	4,400	307,032
		479,832
Electrical Equipment - 0.2%
Canadian Solar, Inc. (a)	10,000	324,200
Industrial Conglomerates - 3.3%
General Electric Co.	105,000	2,950,500
Tyco International Ltd.	45,500	1,951,040
		4,901,540
Machinery - 4.9%
Caterpillar, Inc.	18,000	1,273,140
Cummins, Inc.	28,000	1,824,480
Flowserve Corp.	7,200	951,264
Ingersoll-Rand Co. Ltd. Class A	50,000	1,846,500
SPX Corp.	7,000	834,750
Valmont Industries, Inc.	5,000	533,700
		7,263,834
Marine - 0.6%
Alexander & Baldwin, Inc.	11,000	492,030
Safe Bulkers, Inc.	20,000	380,800
		872,830
Road & Rail - 0.0%
YRC Worldwide, Inc. (a)	3,100	56,110
TOTAL INDUSTRIALS		18,015,875
INFORMATION TECHNOLOGY - 22.3%
Communications Equipment - 1.5%
Brocade Communications Systems, Inc. (a)	150,000	1,113,000
Nokia Corp. sponsored ADR	34,000	855,780
Polycom, Inc. (a)	10,000	280,400
		2,249,180
Computers & Peripherals - 8.2%
Hewlett-Packard Co.	89,000	4,175,880
International Business Machines Corp.	40,000	4,869,200
Western Digital Corp. (a)	110,000	2,998,600
		12,043,680
Electronic Equipment & Instruments - 2.0%
Avnet, Inc. (a)	20,000	587,000
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Flextronics International Ltd. (a)	15,000	$ 133,800
Ingram Micro, Inc. Class A (a)	20,000	378,200
SYNNEX Corp. (a)	4,000	91,960
Tyco Electronics Ltd.	53,000	1,744,230
		2,935,190
IT Services - 5.4%
Accenture Ltd. Class A	38,000	1,571,680
Affiliated Computer Services, Inc. Class A (a)	19,000	1,011,560
Integral Systems, Inc.	10,000	449,900
MasterCard, Inc. Class A	7,000	1,697,850
Perot Systems Corp. Class A (a)	45,000	801,000
The Western Union Co.	75,000	2,071,500
TNS, Inc. (a)	15,000	343,500
		7,946,990
Semiconductors & Semiconductor Equipment - 0.4%
Altera Corp.	15,000	339,600
Entegris, Inc. (a)	5,000	30,800
Kulicke & Soffa Industries, Inc. (a)	40,000	205,600
		576,000
Software - 4.8%
Microsoft Corp.	111,700	3,048,293
Sybase, Inc. (a)	37,000	1,273,170
Symantec Corp. (a)	123,000	2,744,130
		7,065,593
TOTAL INFORMATION TECHNOLOGY		32,816,633
MATERIALS - 4.6%
Chemicals - 1.7%
CF Industries Holdings, Inc.	4,200	640,080
Terra Industries, Inc.	13,000	653,250
The Mosaic Co.	12,000	1,280,880
		2,574,210
Containers & Packaging - 0.3%
Rock-Tenn Co. Class A	10,000	366,800
Metals & Mining - 2.6%
Cleveland-Cliffs, Inc.	12,000	1,214,640
Compass Minerals International, Inc.	6,000	415,620
Reliance Steel & Aluminum Co.	12,000	684,120
LONG STOCK POSITIONS (d) - CONTINUED
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Steel Dynamics, Inc.	14,000	$ 347,620
United States Steel Corp.	9,200	1,224,244
		3,886,244
TOTAL MATERIALS		6,827,254
TELECOMMUNICATION SERVICES - 3.3%
Diversified Telecommunication Services - 3.3%
Verizon Communications, Inc.	140,000	4,916,800
UTILITIES - 5.4%
Electric Utilities - 0.5%
FirstEnergy Corp.	11,000	799,040
Gas Utilities - 2.5%
Energen Corp.	23,000	1,284,320
Questar Corp.	47,000	2,438,830
		3,723,150
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	68,800	1,049,888
NRG Energy, Inc. (a)	33,000	1,242,120
		2,292,008
Multi-Utilities - 0.8%
CMS Energy Corp.	87,000	1,180,590
TOTAL UTILITIES		7,994,788
TOTAL COMMON STOCKS (Cost $182,037,547)		179,536,525
TOTAL LONG STOCK POSITIONS - 121.8% (Cost $182,037,547)		179,536,525
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 1.34% to 1.81% 9/4/08 to 11/13/08 (c) (Cost $659,436)	$ 660,000	659,504
Money Market Funds - 6.0%
	Shares	Value
Fidelity Cash Central Fund, 2.31% (b) (Cost $8,770,760)	8,770,760	$ 8,770,760
TOTAL INVESTMENT PORTFOLIO - 128.2% (Cost $191,467,743)		188,966,789
TOTAL SECURITIES SOLD SHORT - (28.5)% (Proceeds $40,048,241)		(41,983,209)
NET OTHER ASSETS - (0.3)%		(462,948)
NET ASSETS - 100%		$ 147,446,528
SHORT STOCK POSITIONS - (28.5)%

COMMON STOCKS - (28.5)%
CONSUMER DISCRETIONARY - (8.9)%
Hotels, Restaurants & Leisure - (2.4)%
Isle of Capri Casinos, Inc.	(100,000)	(716,000)
MGM Mirage, Inc.	(37,900)	(1,333,701)
Starbucks Corp.	(45,000)	(700,200)
Wynn Resorts Ltd.	(8,000)	(763,360)
		(3,513,261)
Internet & Catalog Retail - (1.0)%
Amazon.com, Inc.	(14,600)	(1,179,826)
Orbitz Worldwide, Inc.	(50,000)	(308,500)
		(1,488,326)
Media - (1.4)%
Discovery Holding Co. Class A	(55,000)	(1,112,650)
Dolan Media Co.	(20,000)	(305,000)
Meredith Corp.	(10,000)	(283,800)
National CineMedia, Inc.	(30,000)	(335,700)
		(2,037,150)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - (1.0)%
Saks, Inc.	(130,000)	$ (1,482,000)
Specialty Retail - (2.1)%
Coldwater Creek, Inc.	(192,000)	(1,397,760)
Tiffany & Co., Inc.	(36,000)	(1,590,120)
		(2,987,880)
Textiles, Apparel & Luxury Goods - (1.0)%
K-Swiss, Inc. Class A	(85,000)	(1,457,750)
TOTAL CONSUMER DISCRETIONARY	(12,966,367)
CONSUMER STAPLES - (2.2)%
Food & Staples Retailing - (0.9)%
Costco Wholesale Corp.	(20,000)	(1,341,200)
Food Products - (0.5)%
Hershey Co.	(20,000)	(721,800)
Household Products - (0.4)%
Clorox Co.	(10,000)	(591,000)
Tobacco - (0.4)%
UST, Inc.	(10,000)	(535,900)
TOTAL CONSUMER STAPLES	(3,189,900)
ENERGY - (0.8)%
Energy Equipment & Services - (0.6)%
Superior Well Services, Inc.	(28,200)	(929,472)
Oil, Gas & Consumable Fuels - (0.2)%
Rex Energy Corp.	(15,000)	(301,050)
TOTAL ENERGY	(1,230,522)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
FINANCIALS - (0.8)%
Capital Markets - (0.6)%
Merrill Lynch & Co., Inc.	(30,000)	$ (850,500)
Diversified Financial Services - (0.2)%
Citigroup, Inc.	(14,000)	(265,860)
TOTAL FINANCIALS	(1,116,360)
HEALTH CARE - (2.9)%
Biotechnology - (1.1)%
CV Therapeutics, Inc.	(140,000)	(1,608,600)
Health Care Providers & Services - (1.3)%
Healthways, Inc.	(41,000)	(781,050)
HMS Holdings Corp.	(50,000)	(1,239,500)
		(2,020,550)
Health Care Technology - (0.5)%
Omnicell, Inc.	(49,000)	(752,150)
TOTAL HEALTH CARE	(4,381,300)
INDUSTRIALS - (0.7)%
Air Freight & Logistics - (0.2)%
Expeditors International of Washington, Inc.	(10,000)	(360,900)
Commercial Services & Supplies - (0.5)%
Healthcare Services Group, Inc.	(20,000)	(389,600)
The Geo Group, Inc.	(15,000)	(331,950)
		(721,550)
TOTAL INDUSTRIALS	(1,082,450)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
INFORMATION TECHNOLOGY - (6.1)%
Communications Equipment - (1.2)%
Ciena Corp.	(20,000)	$ (347,600)
Riverbed Technology, Inc.	(82,800)	(1,408,428)
		(1,756,028)
Internet Software & Services - (1.7)%
Akamai Technologies, Inc.	(15,000)	(343,500)
GSI Commerce, Inc.	(60,000)	(964,800)
The Knot, Inc.	(130,000)	(1,184,300)
		(2,492,600)
Semiconductors & Semiconductor Equipment - (1.4)%
Advanced Micro Devices, Inc.	(197,800)	(1,244,162)
NVIDIA Corp.	(25,000)	(316,000)
Rubicon Technology, Inc.	(36,000)	(439,920)
		(2,000,082)
Software - (1.8)%
Citrix Systems, Inc.	(45,000)	(1,362,150)
Nuance Communications, Inc.	(80,000)	(1,264,000)
		(2,626,150)
TOTAL INFORMATION TECHNOLOGY	(8,874,860)
MATERIALS - (2.5)%
Metals & Mining - (1.6)%
Allegheny Technologies, Inc.	(15,000)	(735,000)
RTI International Metals, Inc.	(10,000)	(338,100)
Titanium Metals Corp.	(90,000)	(1,296,900)
		(2,370,000)
Paper & Forest Products - (0.9)%
Weyerhaeuser Co.	(25,000)	(1,387,250)
TOTAL MATERIALS	(3,757,250)
SHORT STOCK POSITIONS - CONTINUED
Shares	Value
TELECOMMUNICATION SERVICES - (0.3)%
Wireless Telecommunication Services - (0.3)%
American Tower Corp. Class A	(10,000)	$ (413,300)
UTILITIES - (2.3)%
Electric Utilities - (1.4)%
Pinnacle West Capital Corp.	(42,000)	(1,477,980)
Progress Energy, Inc.	(14,000)	(611,520)
		(2,089,500)
Multi-Utilities - (0.9)%
Consolidated Edison, Inc.	(34,000)	(1,390,600)
TOTAL UTILITIES	(3,480,100)
INVESTMENT COMPANIES - (1.0)%
Investment Companies - (1.0)%
Energy Select Sector SPDR ETF	(20,000)	(1,490,800)
TOTAL SHORT STOCK POSITIONS - (28.5)% (Proceeds $40,048,241)	$ (41,983,209)
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
138 CME E-Mini S&P 500 Index Contracts	Sept. 2008	$ 8,849,940	$ 113,041
The face value of futures purchased as a percentage of net assets - 6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $659,504.
(d) Securities are pledged with broker as collateral for securities sold short.
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in securities	$ 188,966,789	$ 188,307,285	$ 659,504	$ -
Other Financial Instruments*	$ (41,870,168)	$ (41,870,168)	$ -	$ -
* Other financial instruments include Futures Contracts and Short Positions.
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $191,777,025. Net unrealized depreciation aggregated $2,810,236, of which $5,605,873 related to appreciated investment securities and $8,416,109 related to depreciated investment securities.

Quarterly Report

Investments (Unaudited) - continued

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Long and short positions in equity securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions). Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Aggressive Growth Fund - Aggressive Growth
Class K

August 31, 2008

1.805759.104

FEG-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.7%
	Shares	Value (000s)
ENERGY - 16.5%
Energy Equipment & Services - 4.4%
Dresser-Rand Group, Inc. (a)	781,393	$ 31,693
IHS, Inc. Class A (a)	841,206	53,972
National Oilwell Varco, Inc. (a)	365,534	26,951
		112,616
Oil, Gas & Consumable Fuels - 12.1%
Arch Coal, Inc.	1,136,390	61,638
Chesapeake Energy Corp.	566,600	27,423
CONSOL Energy, Inc.	1,101,912	74,610
Denbury Resources, Inc. (a)	938,937	23,370
Peabody Energy Corp.	1,088,402	68,515
Range Resources Corp.	613,656	28,486
Southwestern Energy Co. (a)	683,800	26,237
		310,279
TOTAL ENERGY		422,895
FINANCIALS - 2.8%
Diversified Financial Services - 2.4%
Heckmann Corp. (a)	3,367,500	34,247
MSCI, Inc. Class A	883,076	26,360
		60,607
Real Estate Management & Development - 0.4%
Indiabulls Real Estate Ltd.	1,721,432	11,326
TOTAL FINANCIALS		71,933
HEALTH CARE - 33.8%
Biotechnology - 5.2%
Alnylam Pharmaceuticals, Inc. (a)(d)	404,941	12,007
Amylin Pharmaceuticals, Inc. (a)(d)	1,366,943	30,045
BioMarin Pharmaceutical, Inc. (a)	634,663	19,129
Isis Pharmaceuticals, Inc. (a)(d)	2,925,749	51,727
Myriad Genetics, Inc. (a)(d)	195,151	13,309
RXi Pharmaceuticals Corp. (d)	1,101,923	7,372
		133,589
Health Care Equipment & Supplies - 19.0%
ArthroCare Corp. (a)(d)(e)	2,658,403	68,161
Conceptus, Inc. (a)(e)	1,679,368	28,381
Cyberonics, Inc. (a)(d)(e)	2,586,300	55,476
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Edwards Lifesciences Corp. (a)	244,100	$ 14,453
Masimo Corp.	363,359	14,523
NuVasive, Inc. (a)(d)(e)	3,447,289	164,303
St. Jude Medical, Inc. (a)	2,711,059	124,248
TranS1, Inc. (d)(e)	1,987,859	16,320
		485,865
Health Care Providers & Services - 1.9%
athenahealth, Inc.	436,790	14,086
Express Scripts, Inc. (a)	463,212	34,004
		48,090
Health Care Technology - 1.1%
MedAssets, Inc.	1,595,071	28,360
Life Sciences Tools & Services - 5.1%
AMAG Pharmaceuticals, Inc. (a)(d)(e)	1,661,228	64,273
Covance, Inc. (a)	390,401	36,830
QIAGEN NV (a)	1,324,400	28,051
		129,154
Pharmaceuticals - 1.5%
Allergan, Inc.	708,200	39,567
TOTAL HEALTH CARE		864,625
INDUSTRIALS - 20.4%
Commercial Services & Supplies - 3.6%
CoStar Group, Inc. (a)(d)	524,276	27,687
EnergySolutions, Inc.	722,600	13,346
Stericycle, Inc. (a)	874,130	51,836
		92,869
Construction & Engineering - 5.0%
Quanta Services, Inc. (a)(d)	2,227,663	71,152
Shaw Group, Inc. (a)(d)	1,161,864	57,559
		128,711
Electrical Equipment - 4.0%
Ocean Power Technologies, Inc. (a)(d)(e)	1,007,757	8,475
Q-Cells AG (a)	293,009	29,516
Renewable Energy Corp. AS (a)	976,800	30,349
Sunpower Corp. Class A (a)	356,500	34,777
		103,117
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 1.5%
McDermott International, Inc. (a)	1,097,000	$ 38,099
Machinery - 4.2%
Cummins, Inc.	599,900	39,089
Flowserve Corp.	405,200	53,535
The Weir Group PLC	781,300	13,163
		105,787
Marine - 1.0%
Ultrapetrol (Bahamas) Ltd. (a)(e)	2,269,282	24,690
Road & Rail - 1.1%
Union Pacific Corp.	341,100	28,618
TOTAL INDUSTRIALS		521,891
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 8.8%
Corning, Inc.	1,855,900	38,120
Infinera Corp. (a)(d)	759,109	8,365
Juniper Networks, Inc. (a)	2,002,400	51,462
QUALCOMM, Inc.	1,439,300	75,779
Research In Motion Ltd. (a)	414,100	50,355
		224,081
Internet Software & Services - 4.1%
Omniture, Inc. (a)(d)(e)	5,876,440	104,718
IT Services - 2.8%
MasterCard, Inc. Class A (d)	116,801	28,330
Visa, Inc.	565,361	42,911
		71,241
Semiconductors & Semiconductor Equipment - 4.1%
Applied Materials, Inc.	2,148,500	38,501
Cavium Networks, Inc. (a)(d)	1,718,934	29,377
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR (d)	3,919,280	38,056
		105,934
Software - 1.0%
Autonomy Corp. PLC (a)	1,269,600	26,608
TOTAL INFORMATION TECHNOLOGY		532,582
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.4%
Metals & Mining - 3.4%
Agnico-Eagle Mines Ltd.	234,400	$ 13,453
Freeport-McMoRan Copper & Gold, Inc. Class B	304,708	27,217
Newcrest Mining Ltd.	422,742	9,945
Silver Wheaton Corp. (a)	1,364,400	15,803
Timminco Ltd. (a)(d)	1,370,900	19,235
		85,653
TOTAL COMMON STOCKS (Cost $2,699,458)		2,499,579
Money Market Funds - 12.3%

Fidelity Cash Central Fund, 2.31% (b)	40,505,604	40,506
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	275,289,429	275,289
TOTAL MONEY MARKET FUNDS (Cost $315,795)		315,795
TOTAL INVESTMENT PORTFOLIO - 110.0% (Cost $3,015,253)		2,815,374
NET OTHER ASSETS - (10.0)%		(256,211)
NET ASSETS - 100%		$ 2,559,163
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,276,000 or 0.2% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
RXi Pharmaceuticals Corp.	6/24/08	$ 5,190
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 925
Fidelity Securities Lending Cash Central Fund	6,512
Total	$ 7,437
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alnylam Pharmaceuticals, Inc.	$ 102,229	$ 21	$ 93,515	$ -	$ -
AMAG Pharmaceuticals, Inc.	65,945	37,820	23,231	-	64,273
ArthroCare Corp.	72,823	92,973	27,770	-	68,161
Conceptus, Inc.	35,899	22,728	29,104	-	28,381
Cyberonics, Inc.	36,716	568	3,370	-	55,476
CytRx Corp.	23,616	3,941	8,163	7	-
Dev Property Development PLC	22,197	-	29,761	-	-
MarketAxess Holdings, Inc.	22,188	-	10,769	-	-
MedAssets, Inc.	-	54,700	24,162	-	-
NeuroMetrix, Inc.	10,538	-	5,217	-	-
Northstar Neuroscience, Inc.	23,877	-	3,468	-	-
NuVasive, Inc.	146,192	467	-	-	164,303
Ocean Power Technologies, Inc.	14,623	-	-	-	8,475
Omniture, Inc.	57,785	118,281	28,126	-	104,718
Omrix Biopharmaceuticals, Inc.	40,074	-	34,594	-	-
TranS1, Inc.	30,171	7,157	489	-	16,320
Ultrapetrol (Bahamas) Ltd.	20,362	12,144	2,894	-	24,690
Zumiez, Inc.	-	36,744	28,822	-	-
Total	$ 725,235	$ 387,544	$ 353,455	$ 7	$ 534,797
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

#Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,815,374	$ 2,815,374	$ -	$ -
Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $3,028,112,000. Net unrealized depreciation aggregated $212,738,000, of which $194,585,000 related to appreciated investment securities and $407,323,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Growth Company Fund
Growth Company
Class K

August 31, 2008

1.805820.104

GCF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 5.0%
Auto Components - 0.1%
Johnson Controls, Inc.	1,000,000	$ 30,920
Diversified Consumer Services - 0.1%
Coinstar, Inc. (a)	1,175,000	38,681
Hotels, Restaurants & Leisure - 0.7%
Buffalo Wild Wings, Inc. (a)(d)(e)	1,782,200	64,302
McDonald's Corp.	2,800,000	173,740
Starbucks Corp. (a)	478,400	7,444
		245,486
Household Durables - 0.0%
Tupperware Brands Corp.	50,000	1,786
Internet & Catalog Retail - 0.4%
Amazon.com, Inc. (a)	1,785,000	144,246
Leisure Equipment & Products - 0.6%
Callaway Golf Co.	414,862	5,634
Hasbro, Inc. (d)	5,925,000	221,595
		227,229
Media - 1.0%
Comcast Corp. Class A	5,612,500	118,873
Morningstar, Inc. (a)	1,475,000	96,332
News Corp. Class A	4,705,000	66,623
The Walt Disney Co.	84,500	2,734
Time Warner, Inc.	2,801,950	45,868
VisionChina Media, Inc. ADR	725,000	13,703
		344,133
Multiline Retail - 0.7%
Kohl's Corp. (a)	1,415,000	69,576
Nordstrom, Inc. (d)	360,000	11,196
Target Corp. (d)	2,790,000	147,926
		228,698
Specialty Retail - 0.9%
Bed Bath & Beyond, Inc. (a)	25,000	767
Best Buy Co., Inc.	802,500	35,928
Gap, Inc. (d)	717,825	13,962
Home Depot, Inc.	2,020,000	54,782
Lowe's Companies, Inc.	2,440,800	60,141
Staples, Inc.	3,400,602	82,295
Urban Outfitters, Inc. (a)(d)	1,590,000	56,636
		304,511
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc. (a)	187,200	$ 5,427
Hanesbrands, Inc. (a)(d)	1,425,000	33,972
Lululemon Athletica, Inc. (a)(d)(e)	5,219,392	101,100
NIKE, Inc. Class B (d)	579,000	35,093
		175,592
TOTAL CONSUMER DISCRETIONARY		1,741,282
CONSUMER STAPLES - 9.6%
Beverages - 1.6%
Dr Pepper Snapple Group, Inc. (a)	4,225,000	104,400
PepsiCo, Inc.	3,386,640	231,917
The Coca-Cola Co.	4,297,500	223,771
		560,088
Food & Staples Retailing - 3.2%
Costco Wholesale Corp.	755,800	50,684
CVS Caremark Corp.	3,012,780	110,268
Kroger Co.	3,705,000	102,332
Safeway, Inc.	425,000	11,195
Sysco Corp.	778,200	24,770
Wal-Mart Stores, Inc.	12,885,300	761,135
Walgreen Co.	1,195,000	43,534
Whole Foods Market, Inc. (d)	70,000	1,282
		1,105,200
Food Products - 2.0%
Archer Daniels Midland Co.	2,375,000	60,468
Campbell Soup Co.	1,695,000	62,393
Cosan Ltd. Class A (e)	10,403,455	124,633
Dean Foods Co. (a)	1,600,000	40,272
General Mills, Inc.	1,207,800	79,932
Groupe Danone	1,155,000	80,633
Hershey Co.	905,000	32,661
Kellogg Co.	1,590,000	86,560
Kraft Foods, Inc. Class A	846,065	26,660
McCormick & Co., Inc. (non-vtg.)	365,000	14,764
Smithfield Foods, Inc. (a)	1,305,000	26,244
Tyson Foods, Inc. Class A	3,200,000	46,464
		681,684
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - 0.7%
Clorox Co.	570,000	$ 33,687
Colgate-Palmolive Co.	275,000	20,908
Procter & Gamble Co.	2,819,483	196,715
		251,310
Personal Products - 0.4%
Avon Products, Inc.	2,955,000	126,563
Tobacco - 1.7%
Altria Group, Inc.	6,400,380	134,600
Philip Morris International, Inc.	8,320,380	446,804
		581,404
TOTAL CONSUMER STAPLES		3,306,249
ENERGY - 11.9%
Energy Equipment & Services - 2.5%
Baker Hughes, Inc.	537,400	42,997
Diamond Offshore Drilling, Inc.	827,900	90,994
FMC Technologies, Inc. (a)	1,370,000	73,377
Schlumberger Ltd. (NY Shares)	1,889,000	177,982
Transocean, Inc. (a)	1,115,668	141,913
Weatherford International Ltd. (a)	8,720,480	336,436
		863,699
Oil, Gas & Consumable Fuels - 9.4%
Anadarko Petroleum Corp.	2,380,000	146,917
Apache Corp.	630,000	72,059
Cameco Corp.	2,900,000	87,223
Chesapeake Energy Corp.	2,750,000	133,100
ConocoPhillips	453,810	37,444
Denbury Resources, Inc. (a)	1,643,500	40,907
Devon Energy Corp.	2,920,000	297,986
EnCana Corp.	4,975,000	373,892
EOG Resources, Inc.	3,625,000	378,523
Exxon Mobil Corp.	815,000	65,208
Forest Oil Corp. (a)	670,000	38,136
Hess Corp.	7,635,000	799,461
Newfield Exploration Co. (a)	3,455,000	156,235
Noble Energy, Inc.	850,000	60,971
Peabody Energy Corp.	750,000	47,213
Petrohawk Energy Corp. (a)	2,312,210	80,026
Petroleo Brasileiro SA - Petrobras sponsored ADR	585,000	30,853
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Quicksilver Resources, Inc. (a)	800,000	$ 19,352
Range Resources Corp.	3,408,689	158,231
SandRidge Energy, Inc.	1,725,000	60,375
Southwestern Energy Co. (a)	1,310,000	50,265
Ultra Petroleum Corp. (a)	725,000	49,409
Valero Energy Corp.	1,230,000	42,755
Williams Companies, Inc.	680,000	21,005
		3,247,546
TOTAL ENERGY		4,111,245
FINANCIALS - 3.2%
Capital Markets - 0.5%
Ameriprise Financial, Inc.	45,809	2,059
Charles Schwab Corp.	3,814,975	91,521
Franklin Resources, Inc.	520,000	54,340
Goldman Sachs Group, Inc.	160,000	26,235
		174,155
Commercial Banks - 0.3%
Synovus Financial Corp.	1,261,900	11,609
Uniao de Bancos Brasileiros SA (Unibanco) GDR	330,000	39,455
Wachovia Corp.	750,000	11,918
Wells Fargo & Co.	1,345,000	40,713
		103,695
Consumer Finance - 1.3%
American Express Co.	2,172,548	86,207
Discover Financial Services (d)	21,770,000	358,117
		444,324
Diversified Financial Services - 1.0%
Bank of America Corp.	2,470,000	76,916
BM&F BOVESPA SA	26,033,972	199,328
Bolsa Mexicana de Valores SA de CV	10,950,000	12,574
Citigroup, Inc.	220,000	4,178
JPMorgan Chase & Co.	1,250,000	48,113
		341,109
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - 0.1%
American International Group, Inc.	663,750	$ 14,264
Prudential Financial, Inc.	233,000	17,174
		31,438
TOTAL FINANCIALS		1,094,721
HEALTH CARE - 23.7%
Biotechnology - 13.0%
Acadia Pharmaceuticals, Inc. (a)(d)(e)	3,708,758	9,457
Acorda Therapeutics, Inc. (a)(d)(e)	1,909,635	53,756
Affymax, Inc. (a)(d)(e)	1,255,000	23,519
Alexion Pharmaceuticals, Inc. (a)(d)(e)	7,636,450	344,251
Alkermes, Inc. (a)(e)	10,182,261	136,137
Alnylam Pharmaceuticals, Inc. (a)(d)(e)	3,637,365	107,848
Amgen, Inc. (a)	1,387,605	87,211
Amylin Pharmaceuticals, Inc. (a)(d)(e)	13,723,660	301,646
Array Biopharma, Inc. (a)(d)(e)	4,753,070	38,833
Biogen Idec, Inc. (a)	1,374,164	69,986
BioMarin Pharmaceutical, Inc. (a)(d)	370,793	11,176
Celera Corp. (a)(e)	9,579,848	134,118
Celgene Corp. (a)	17,921,744	1,241,977
Cepheid, Inc. (a)(d)	1,853,175	34,469
Cougar Biotechnology, Inc. (a)	941,281	32,418
CV Therapeutics, Inc. (a)(d)(e)	6,091,083	69,987
Genentech, Inc. (a)	3,735,800	368,910
Genzyme Corp. (a)	520,000	40,716
Gilead Sciences, Inc. (a)	1,700,000	89,556
GTx, Inc. (a)(d)(e)	2,536,335	44,918
Human Genome Sciences, Inc. (a)(d)(e)	8,874,010	65,756
Immunomedics, Inc. (a)(d)(e)	6,102,700	13,182
InterMune, Inc. (a)(d)(e)	3,910,217	74,177
Isis Pharmaceuticals, Inc. (a)(d)(e)	9,564,431	169,099
Medarex, Inc. (a)(d)	2,086,220	15,396
Momenta Pharmaceuticals, Inc. (a)(d)	406,000	5,822
Myriad Genetics, Inc. (a)(d)	1,874,248	127,824
ONYX Pharmaceuticals, Inc. (a)	30,000	1,226
OREXIGEN Therapeutics, Inc. (a)(d)(e)	2,722,357	31,661
Pharmasset, Inc. (a)(d)(e)	1,315,000	27,799
Regeneron Pharmaceuticals, Inc. (a)(d)(e)	6,388,948	138,768
Rigel Pharmaceuticals, Inc. (a)(e)	3,647,256	86,294
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(d)(e)	7,964,386	$ 88,803
Sunesis Pharmaceuticals, Inc. (a)(e)	3,156,200	4,987
Transition Therapeutics, Inc. (a)(e)	2,332,446	20,514
Trubion Pharmaceuticals, Inc. (a)(d)(e)	1,775,000	6,727
Vertex Pharmaceuticals, Inc. (a)(d)(e)	14,048,067	377,331
		4,496,255
Health Care Equipment & Supplies - 2.8%
Alcon, Inc.	40,000	6,812
Baxter International, Inc.	2,455,000	166,351
Becton, Dickinson & Co.	22,900	2,001
Covidien Ltd.	4,095,000	221,417
Cyberonics, Inc. (a)(d)	1,275,000	27,349
Gen-Probe, Inc. (a)(e)	4,213,676	251,767
Insulet Corp. (a)(d)	951,400	13,643
Medtronic, Inc.	1,634,964	89,269
NuVasive, Inc. (a)	100,812	4,805
St. Jude Medical, Inc. (a)	834,200	38,231
Thoratec Corp. (a)(d)(e)	5,447,365	145,118
		966,763
Health Care Providers & Services - 0.8%
Cardinal Health, Inc.	860,000	47,283
Laboratory Corp. of America Holdings (a)	460,000	33,649
McKesson Corp.	1,110,000	64,136
Medco Health Solutions, Inc. (a)	1,412,720	66,186
UnitedHealth Group, Inc.	1,981,400	60,334
		271,588
Life Sciences Tools & Services - 1.6%
Affymetrix, Inc. (a)(d)	203,190	1,743
Bruker BioSciences Corp. (a)	2,215,000	34,200
Exelixis, Inc. (a)(e)	10,511,134	59,808
Illumina, Inc. (a)(e)	4,740,165	408,270
Millipore Corp. (a)	508,194	38,120
		542,141
Pharmaceuticals - 5.5%
Abbott Laboratories	2,751,500	158,019
Allergan, Inc.	1,130,000	63,133
ARYx Therapeutics, Inc.	345,298	2,189
Auxilium Pharmaceuticals, Inc. (a)(d)(e)	3,954,439	155,449
Bristol-Myers Squibb Co.	1,754,700	37,445
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Dr. Reddy's Laboratories Ltd. sponsored ADR (d)	800,000	$ 10,928
Elan Corp. PLC sponsored ADR (a)	47,403,512	634,733
Eli Lilly & Co.	155,000	7,231
Johnson & Johnson	3,488,300	245,681
Map Pharmaceuticals, Inc.	925,000	9,158
MDRNA, Inc. (a)(e)	2,581,059	1,962
Merck & Co., Inc.	1,270,100	45,304
Schering-Plough Corp.	1,587,600	30,799
Sepracor, Inc. (a)(d)(e)	11,170,129	205,530
Wyeth	7,035,200	304,483
		1,912,044
TOTAL HEALTH CARE		8,188,791
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.8%
Honeywell International, Inc.	415,000	20,821
Lockheed Martin Corp.	1,250,100	145,562
Raytheon Co.	1,335,000	80,087
The Boeing Co.	670,000	43,925
		290,395
Air Freight & Logistics - 0.1%
United Parcel Service, Inc. Class B	474,800	30,444
Airlines - 1.3%
JetBlue Airways Corp. (a)(d)(e)	26,766,043	162,470
Northwest Airlines Corp. (a)	3,253,700	31,821
Ryanair Holdings PLC sponsored ADR (a)	20,000	455
Ryanair Holdings PLC warrants (UBS Warrant Programme) 2/25/10 (a)	3,230,000	24,544
Southwest Airlines Co.	13,893,515	211,598
		430,888
Commercial Services & Supplies - 0.1%
EnergySolutions, Inc.	911,400	16,834
Manpower, Inc.	145,000	6,969
		23,803
Construction & Engineering - 0.2%
Fluor Corp.	660,000	52,886
KBR, Inc.	768,214	18,860
		71,746
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - 1.2%
American Superconductor Corp. (a)(d)(e)	2,200,000	$ 54,054
First Solar, Inc. (a)	1,312,090	362,990
Sunpower Corp. Class A (a)(d)	82,500	8,048
		425,092
Industrial Conglomerates - 0.3%
3M Co.	70,000	5,012
General Electric Co.	1,800,000	50,580
McDermott International, Inc. (a)	875,000	30,389
		85,981
Machinery - 0.1%
Caterpillar, Inc.	385,000	27,231
Deere & Co.	15,000	1,059
ITT Corp.	70,000	4,463
John Bean Technologies Corp. (a)	295,920	3,847
		36,600
Road & Rail - 1.3%
Burlington Northern Santa Fe Corp.	745,000	80,013
CSX Corp.	770,000	49,804
Norfolk Southern Corp.	2,595,000	190,810
Union Pacific Corp.	1,720,000	144,308
		464,935
TOTAL INDUSTRIALS		1,859,884
INFORMATION TECHNOLOGY - 34.9%
Communications Equipment - 5.7%
Cisco Systems, Inc. (a)	12,712,600	305,738
Corning, Inc.	2,013,000	41,347
Infinera Corp. (a)(d)(e)	8,237,201	90,774
Juniper Networks, Inc. (a)	885,000	22,745
QUALCOMM, Inc.	17,168,400	903,916
Research In Motion Ltd. (a)	4,167,800	506,804
Riverbed Technology, Inc. (a)(d)	1,220,664	20,763
Sonus Networks, Inc. (a)(d)(e)	21,835,720	73,805
		1,965,892
Computers & Peripherals - 5.8%
Apple, Inc. (a)	7,975,959	1,352,164
Dell, Inc. (a)	5,660,600	123,005
Hewlett-Packard Co.	1,710,000	80,233
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
International Business Machines Corp.	859,800	$ 104,663
NetApp, Inc. (a)	3,782,208	96,371
Palm, Inc. (d)(e)	10,367,198	88,225
SanDisk Corp. (a)	105,000	1,518
Sun Microsystems, Inc. (a)	449,125	4,042
Synaptics, Inc. (a)(d)(e)	3,085,082	161,473
		2,011,694
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	370,000	12,861
Mellanox Technologies Ltd. (a)(e)	3,023,300	36,642
Trimble Navigation Ltd. (a)	315,000	10,663
Universal Display Corp. (a)(d)(e)	3,595,445	50,983
		111,149
Internet Software & Services - 3.7%
Akamai Technologies, Inc. (a)(d)	305,000	6,985
eBay, Inc. (a)	3,872,200	96,534
Google, Inc. Class A (sub. vtg.) (a)	2,232,448	1,034,271
Internet Capital Group, Inc. (a)(e)	3,850,000	32,533
Mercadolibre, Inc.	226,300	6,986
Omniture, Inc. (a)	525,481	9,364
VeriSign, Inc. (a)	640,000	20,461
Yahoo!, Inc. (a)	3,416,340	66,209
		1,273,343
IT Services - 2.0%
Cognizant Technology Solutions Corp. Class A (a)	1,734,716	50,862
Fidelity National Information Services, Inc.	375,000	8,194
Hewitt Associates, Inc. Class A (a)	2,265,000	91,076
MasterCard, Inc. Class A	215,000	52,148
The Western Union Co.	1,360,000	37,563
Total System Services, Inc.	2,495,659	49,714
Visa, Inc.	5,384,100	408,653
		698,210
Semiconductors & Semiconductor Equipment - 6.2%
Advanced Micro Devices, Inc. (a)(d)	150,000	944
Analog Devices, Inc.	1,599,900	44,733
Applied Materials, Inc.	6,045,400	108,334
ASML Holding NV (NY Shares)	648,888	15,346
Atheros Communications, Inc. (a)(d)(e)	5,947,142	193,936
Atheros Communications, Inc. (a)(e)(g)	1,741,486	56,790
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Broadcom Corp. Class A (a)	4,215,000	$ 101,413
Cree, Inc. (a)(d)(e)	8,966,131	209,001
Cypress Semiconductor Corp. (a)(e)	15,976,000	517,942
FEI Co. (a)(d)(e)	1,863,100	50,453
Intel Corp.	15,360,800	351,301
International Rectifier Corp. (a)	930,000	19,437
KLA-Tencor Corp. (d)	510,000	18,901
Linear Technology Corp. (d)	625,800	20,426
Marvell Technology Group Ltd. (a)	1,198,310	16,908
Power Integrations, Inc. (a)(e)	2,961,308	87,151
Rambus, Inc. (a)(d)(e)	10,533,000	185,275
Rubicon Technology, Inc. (d)(e)	2,061,630	25,193
Samsung Electronics Co. Ltd.	50,000	23,446
Silicon Laboratories, Inc. (a)(d)	1,035,315	34,900
Spansion, Inc. Class A (a)	1,430,000	3,218
Texas Instruments, Inc.	971,000	23,799
Volterra Semiconductor Corp. (a)(d)(e)	1,325,000	20,829
Xilinx, Inc.	550,000	14,289
		2,143,965
Software - 11.2%
Activision Blizzard, Inc. (a)	1,275,000	41,846
Adobe Systems, Inc. (a)	843,236	36,116
Citrix Systems, Inc. (a)	160,000	4,843
Electronic Arts, Inc. (a)	660,000	32,215
Microsoft Corp.	18,025,000	491,902
Nintendo Co. Ltd.	3,461,113	1,691,780
Oracle Corp. (a)	2,575,000	56,470
Red Hat, Inc. (a)(d)(e)	17,997,391	377,945
Salesforce.com, Inc. (a)(d)(e)	12,099,994	677,842
SuccessFactors, Inc. (d)(e)	5,578,319	61,362
Symantec Corp. (a)	2,050,800	45,753
TiVo, Inc. (a)(d)(e)	10,019,029	84,761
VMware, Inc. Class A (d)	6,402,533	254,181
		3,857,016
TOTAL INFORMATION TECHNOLOGY		12,061,269
MATERIALS - 5.1%
Chemicals - 4.0%
Minerals Technologies, Inc. (e)	1,927,580	126,603
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Monsanto Co.	8,499,978	$ 971,122
OM Group, Inc. (a)(d)(e)	2,360,000	87,556
Potash Corp. of Saskatchewan, Inc.	746,200	129,540
The Mosaic Co.	705,000	75,252
Uralkali JSC GDR (f)	84,300	3,625
		1,393,698
Metals & Mining - 1.1%
Barrick Gold Corp.	2,417,500	84,116
Cleveland-Cliffs, Inc.	560,000	56,683
Companhia Vale do Rio Doce sponsored ADR	170,000	4,514
Freeport-McMoRan Copper & Gold, Inc. Class B	1,735,000	154,970
Nucor Corp.	1,540,000	80,850
		381,133
TOTAL MATERIALS		1,774,831
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
AT&T, Inc.	1,515,000	48,465
Level 3 Communications, Inc. (a)	11,100,000	38,073
		86,538
UTILITIES - 0.4%
Electric Utilities - 0.2%
Exelon Corp.	1,115,000	84,695
Independent Power Producers & Energy Traders - 0.1%
Ormat Technologies, Inc.	380,000	19,053
Water Utilities - 0.1%
American Water Works Co., Inc.	750,000	17,213
TOTAL UTILITIES		120,961
TOTAL COMMON STOCKS (Cost $28,302,360)		34,345,771
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Biotechnology - 0.1%
Pacific Biosciences of California, Inc. 8.00% (a)(g)	714,286	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00% (a)(g)	12,820,512	25,641
		30,641
Pharmaceuticals - 0.0%
Concert Pharmaceuticals, Inc. Series C, 6.00% (g)	4,000,000	10,000
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $35,000)		40,641
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 2.31% (b)	151,204,162	151,204
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	782,781,079	782,781
TOTAL MONEY MARKET FUNDS (Cost $933,985)		933,985
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $29,271,345)		35,320,397
NET OTHER ASSETS - (2.3)%		(778,384)
NET ASSETS - 100%		$ 34,542,013
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,625,000 or 0.0% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $97,431,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (Amounts in thousands)
Atheros Communications, Inc.	4/18/01	$ 15,000
Concert Pharmaceuticals, Inc. Series C, 6.00%	4/25/08	$ 10,000
Pacific Biosciences of California, Inc. 8.00%	7/11/08	$ 5,000
Perlegen Sciences, Inc. Series D, 8.00%	2/23/05	$ 20,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 3,179
Fidelity Securities Lending Cash Central Fund	26,072
Total	$ 29,251
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acadia Pharmaceuticals, Inc.	$ 39,300	$ 1,294	$ -	$ -	$ 9,457
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Acorda Therapeutics, Inc.	$ -	$ 60,273	$ -	$ -	$ 53,756
Affymax, Inc.	31,952	-	-	-	23,519
Affymetrix, Inc.	143,047	977	72,733	-	-
Alexion Pharmaceuticals, Inc.	270,064	6,945	-	-	344,251
Alkermes, Inc.	145,199	-	-	-	136,137
Alnylam Pharmaceuticals, Inc.	12,552	105,573	-	-	107,848
American Superconductor Corp.	75,075	42,716	49,596	-	54,054
Amylin Pharmaceuticals, Inc.	514,819	6,888	-	-	301,646
Array Biopharma, Inc.	52,030	317	-	-	38,833
Atheros Communications, Inc.	167,445	7,827	-	-	193,936
Atheros Communications, Inc. (restricted)	51,356	-	-	-	56,790
Auxilium Pharmaceuticals, Inc.	-	119,036	-	-	155,449
Blackboard, Inc.	93,335	-	78,780	-	-
BladeLogic, Inc.	37,853	25,748	76,219	-	-
Blue Coat Systems, Inc.	106,638	-	77,637	-	-
Buffalo Wild Wings, Inc.	-	57,176	-	-	64,302
Callaway Golf Co.	97,496	6,920	75,259	1,074	-
Celera Corp.	-	-	-	-	134,118
Celgene Corp.	1,686,270	-	525,121	-	-
Continental Airlines, Inc. Class B	-	157,844	121,905	-	-
Cosan Ltd. Class A	61,799	58,544	-	-	124,633
Cree, Inc.	209,972	8,092	-	-	209,001
CV Therapeutics, Inc.	51,892	1,021	-	-	69,987
Cypress Semiconductor Corp.	530,723	-	-	-	517,942
Exelixis, Inc.	91,145	477	-	-	59,808
F5 Networks, Inc.	135,520	-	116,715	-	-
FEI Co.	46,410	-	-	-	50,453
Gen-Probe, Inc.	282,856	27,328	26,399	-	251,767
GTx, Inc.	32,999	3,965	-	-	44,918
Human Genome Sciences, Inc.	83,009	23,714	16,686	-	65,756
Illumina, Inc.	178,053	126,195	-	-	408,270
Immunomedics, Inc.	13,792	-	-	-	13,182
Infinera Corp.	92,112	69,079	-	-	90,774
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
InterMune, Inc.	$ 63,299	$ 184	$ -	$ -	$ 74,177
Internet Capital Group, Inc.	43,005	-	-	-	32,533
Isis Pharmaceuticals, Inc.	151,242	15,151	-	-	169,099
JetBlue Airways Corp.	126,022	52,800	4,835	-	162,470
Lululemon Athletica, Inc.	126,886	56,365	-	-	101,100
MDRNA, Inc.	-	-	-	-	1,962
Mellanox Technologies Ltd.	53,633	-	-	-	36,642
Minerals Technologies, Inc.	128,955	-	-	289	126,603
Myriad Genetics, Inc.	192,523	-	94,740	-	-
Nastech Pharmactcl Co., Inc.(OLD)	9,808	-	-	-	-
OM Group, Inc.	63,889	72,605	-	-	87,556
Omniture, Inc.	90,056	-	60,574	-	-
OREXIGEN Therapeutics, Inc.	14,523	19,244	-	-	31,661
Palm, Inc.	68,591	3,002	-	-	88,225
Pharmasset, Inc.	-	26,700	-	-	27,799
Power Integrations, Inc.	86,294	2,540	-	-	87,151
Rambus, Inc.	158,804	65,123	7,535	-	185,275
Red Hat, Inc.	228,076	133,164	7,372	-	377,945
Regeneron Pharmaceuticals, Inc.	139,151	-	-	-	138,768
Rigel Pharmaceuticals, Inc.	21,587	13,662	-	-	86,294
Riverbed Technology, Inc.	199,958	-	70,749	-	-
Rubicon Technology, Inc.	24,150	18,375	-	-	25,193
Salesforce.com, Inc.	662,606	25,666	-	-	677,842
Seattle Genetics, Inc.	73,220	11,905	-	-	88,803
Sepracor, Inc.	282,362	15,227	-	-	205,530
Sonus Networks, Inc.	176,579	-	16,024	-	73,805
SuccessFactors, Inc.	28,946	39,866	-	-	61,362
Sunesis Pharmaceuticals, Inc.	6,691	-	-	-	4,987
Synaptics, Inc.	144,712	23,063	-	-	161,473
Thoratec Corp.	103,783	3,413	-	-	145,118
TiVo, Inc.	73,514	1,707	-	-	84,761
Transition Therapeutics, Inc.	22,721	-	-	-	20,514
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Trubion Pharmaceuticals, Inc.	$ 17,732	$ -	$ -	$ -	$ 6,727
TurboChef Technologies, Inc.	43,103	-	18,154	-	-
Universal Display Corp.	57,811	1,614	-	-	50,983
Veeco Instruments, Inc.	29,617	-	31,811	-	-
Vertex Pharmaceuticals, Inc.	321,122	31,678	-	-	377,331
Volterra Semiconductor Corp.	-	21,848	-	-	20,829
Total	$ 9,369,684	$ 1,572,851	$ 1,548,844	$ 1,363	$ 7,401,105
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

(Amounts in thousands)	#Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 35,320,397	$ 33,539,986	$ 1,739,770	$ 40,641
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
(Amounts in thousands)	Investments in Securities
Beginning Balance	$ 25,641
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	15,000
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 40,641

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $29,543,285,000. Net unrealized appreciation aggregated $5,777,112,000, of which $9,378,041,000 related to appreciated investment securities and $3,600,929,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Millennium Fund®

August 31, 2008

1.805750.104

NMF-QTLY-1008

Investments August 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.8%
Auto Components - 0.5%
Gentex Corp.	165,300	$ 2,633
Johnson Controls, Inc.	250,000	7,730
		10,363
Automobiles - 0.4%
Renault SA	30,900	2,596
Toyota Motor Corp. sponsored ADR	54,300	4,865
		7,461
Distributors - 1.8%
Li & Fung Ltd.	9,483,600	29,224
LKQ Corp. (a)	200,000	3,746
		32,970
Diversified Consumer Services - 0.2%
New Oriental Education & Technology Group, Inc. sponsored ADR (a)	46,200	3,423
Household Durables - 0.4%
MRV Engenharia e Participacoes SA	135,600	2,679
Whirlpool Corp.	58,200	4,735
		7,414
Internet & Catalog Retail - 0.2%
Priceline.com, Inc. (a)(d)	31,500	2,929
Leisure Equipment & Products - 0.7%
Brunswick Corp.	289,000	3,985
Pool Corp. (d)	249,500	6,053
Summer Infant, Inc. (a)	710,784	3,056
		13,094
Media - 1.5%
Central European Media Enterprises Ltd. Class A (a)	143,500	11,180
Comcast Corp. Class A	170,600	3,613
Sports Properties Acquisition Corp. unit	315,300	3,090
Time Warner, Inc.	363,900	5,957
Viacom, Inc. Class B (non-vtg.) (a)	125,300	3,694
		27,534
Specialty Retail - 1.7%
J. Crew Group, Inc. (a)(d)	170,200	4,495
Lowe's Companies, Inc.	355,000	8,747
MarineMax, Inc. (a)(d)	313,202	2,481
OfficeMax, Inc.	131,400	1,608
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Ross Stores, Inc.	90,000	$ 3,619
TJX Companies, Inc. (d)	289,600	10,495
		31,445
Textiles, Apparel & Luxury Goods - 1.4%
Carter's, Inc. (a)	361,900	6,663
LVMH Moet Hennessy - Louis Vuitton	35,900	3,830
Polo Ralph Lauren Corp. Class A	76,500	5,805
Ports Design Ltd.	2,107,600	5,287
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	140,400	4,733
		26,318
TOTAL CONSUMER DISCRETIONARY		162,951
CONSUMER STAPLES - 11.1%
Beverages - 1.7%
Coca-Cola FEMSA SAB de CV sponsored ADR	111,500	6,327
Molson Coors Brewing Co. Class B	95,100	4,532
PepsiCo, Inc.	170,000	11,642
The Coca-Cola Co.	167,800	8,737
		31,238
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	116,400	7,806
CVS Caremark Corp.	243,200	8,901
United Natural Foods, Inc. (a)	515,600	9,910
Wal-Mart Stores, Inc.	287,800	17,000
Whole Foods Market, Inc.	117,000	2,142
X5 Retail Group NV GDR (a)(f)	137,500	3,747
		49,506
Food Products - 3.9%
Bunge Ltd.	47,800	4,271
Darling International, Inc. (a)	200,000	2,746
Green Mountain Coffee Roasters, Inc. (a)(d)	1,145,700	41,793
Hain Celestial Group, Inc. (a)	329,600	8,566
Marine Harvest ASA (a)(d)	13,377,000	9,373
Tyson Foods, Inc. Class A	276,500	4,015
Wimm-Bill-Dann Foods OJSC sponsored ADR	24,200	1,682
		72,446
Household Products - 1.9%
Colgate-Palmolive Co.	75,500	5,740
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Household Products - continued
Energizer Holdings, Inc. (a)	86,900	$ 7,381
Procter & Gamble Co.	326,500	22,780
		35,901
Personal Products - 0.6%
Avon Products, Inc.	248,900	10,660
Tobacco - 0.4%
British American Tobacco PLC sponsored ADR	100,000	6,800
TOTAL CONSUMER STAPLES		206,551
ENERGY - 6.7%
Energy Equipment & Services - 0.4%
ION Geophysical Corp. (a)(d)	252,800	4,075
SBM Offshore NV	113,088	2,746
		6,821
Oil, Gas & Consumable Fuels - 6.3%
Boardwalk Pipeline Partners, LP	312,900	7,688
Chevron Corp.	146,000	12,603
ConocoPhillips	139,100	11,477
Denbury Resources, Inc. (a)	108,700	2,706
Exxon Mobil Corp.	462,000	36,965
Hess Corp.	146,200	15,309
Lukoil Oil Co. sponsored ADR	68,800	5,084
OAO Gazprom sponsored ADR	133,400	5,183
OJSC Rosneft unit	578,600	4,935
Quicksilver Resources, Inc. (a)	160,200	3,875
SouthGobi Energy Resources Ltd. (a)	346,600	4,886
Southwestern Energy Co. (a)	84,200	3,231
Williams Companies, Inc.	101,000	3,120
		117,062
TOTAL ENERGY		123,883
FINANCIALS - 12.5%
Capital Markets - 2.7%
Charles Schwab Corp.	1,078,100	25,864
EFG International	113,920	3,466
Morgan Stanley	304,000	12,412
T. Rowe Price Group, Inc.	143,000	8,488
		50,230
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 1.6%
Associated Banc-Corp.	120,100	$ 2,102
BOK Financial Corp.	58,100	2,531
City Holding Co.	100,000	4,181
Huntington Bancshares, Inc. (d)	479,000	3,506
M&T Bank Corp.	69,900	4,987
PNC Financial Services Group, Inc.	128,100	9,217
UMB Financial Corp.	79,500	4,136
		30,660
Diversified Financial Services - 3.5%
Bank of America Corp.	381,600	11,883
BM&F BOVESPA SA	970,510	7,431
CIT Group, Inc.	91,600	944
Climate Exchange PLC (a)	100,800	3,663
CME Group, Inc.	65,573	21,992
Deutsche Boerse AG	51,000	4,849
Hong Kong Exchanges & Clearing Ltd.	337,900	4,416
KKR Financial Holdings LLC	250,000	2,345
MSCI, Inc. Class A	142,000	4,239
PHH Corp. (a)	200,000	3,050
		64,812
Insurance - 3.4%
AFLAC, Inc.	164,800	9,344
AMBAC Financial Group, Inc.	604,000	4,325
Arch Capital Group Ltd. (a)	82,000	5,720
Assured Guaranty Ltd.	715,700	11,637
Berkshire Hathaway, Inc. Class A (a)	177	20,638
IPC Holdings Ltd.	182,200	5,770
The Chubb Corp.	120,100	5,766
		63,200
Real Estate Investment Trusts - 0.4%
Corporate Office Properties Trust (SBI)	76,400	2,987
Developers Diversified Realty Corp.	86,000	2,882
ProLogis Trust	50,000	2,153
		8,022
Real Estate Management & Development - 0.3%
Iguatemi Empresa de Shopping Centers SA	224,000	2,629
Jones Lang LaSalle, Inc.	49,100	2,445
		5,074
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.6%
Bank Mutual Corp.	583,000	$ 7,025
MGIC Investment Corp.	394,000	3,314
		10,339
TOTAL FINANCIALS		232,337
HEALTH CARE - 14.1%
Biotechnology - 4.2%
Alexion Pharmaceuticals, Inc. (a)	119,800	5,401
Alnylam Pharmaceuticals, Inc. (a)(d)	266,600	7,905
Amylin Pharmaceuticals, Inc. (a)(d)	136,200	2,994
Celera Corp. (a)	279,600	3,914
Celgene Corp. (a)	117,600	8,150
Cepheid, Inc. (a)(d)	230,600	4,289
CSL Ltd.	335,477	11,823
Diagnocure, Inc. (a)	920,700	2,688
Genomic Health, Inc. (a)(d)	288,300	6,444
Gilead Sciences, Inc. (a)	115,800	6,100
GTx, Inc. (a)(d)	297,068	5,261
MannKind Corp. (a)	164,800	536
Memory Pharmaceuticals Corp. (a)	1,107,527	366
Myriad Genetics, Inc. (a)	49,700	3,390
RXi Pharmaceuticals Corp. (d)	744,517	4,981
Vertex Pharmaceuticals, Inc. (a)	134,100	3,602
		77,844
Health Care Equipment & Supplies - 3.4%
C.R. Bard, Inc.	67,500	6,308
Gen-Probe, Inc. (a)	119,400	7,134
Heartware Ltd. (a)	12,625,734	6,504
Hologic, Inc. (a)(d)	184,704	3,919
Insulet Corp. (a)(d)	192,400	2,759
IRIS International, Inc. (a)	233,234	4,319
Meridian Bioscience, Inc.	278,695	7,921
Mindray Medical International Ltd. sponsored ADR	140,800	5,476
Quidel Corp. (a)	505,500	9,883
ThermoGenesis Corp. (a)(e)	5,465,243	9,291
		63,514
Health Care Providers & Services - 1.9%
Assisted Living Concepts, Inc. Class A (a)(d)	508,300	3,599
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
athenahealth, Inc.	243,000	$ 7,837
Capital Senior Living Corp. (a)	611,000	4,809
Dialysis Corp. of America (a)	254,254	2,001
Emeritus Corp. (a)(d)	175,208	3,893
Henry Schein, Inc. (a)	123,300	7,211
LHC Group, Inc. (a)	227,133	6,616
		35,966
Health Care Technology - 0.6%
Cerner Corp. (a)(d)	126,700	5,835
MedAssets, Inc.	252,000	4,481
		10,316
Life Sciences Tools & Services - 1.9%
Covance, Inc. (a)	74,700	7,047
Illumina, Inc. (a)	108,000	9,302
Pharmaceutical Product Development, Inc.	107,600	4,390
QIAGEN NV (a)	545,300	11,549
Techne Corp. (a)	52,100	4,021
		36,309
Pharmaceuticals - 2.1%
Elan Corp. PLC sponsored ADR (a)	251,200	3,364
Inspire Pharmaceuticals, Inc. (a)(d)	302,500	1,361
Johnson & Johnson	198,100	13,952
Nexmed, Inc. (a)(d)	1,624,936	309
Schering-Plough Corp.	259,800	5,040
Teva Pharmaceutical Industries Ltd. sponsored ADR	79,800	3,778
Wyeth	174,200	7,539
XenoPort, Inc. (a)	72,300	3,530
		38,873
TOTAL HEALTH CARE		262,822
INDUSTRIALS - 18.2%
Aerospace & Defense - 3.0%
BE Aerospace, Inc. (a)	100,000	2,395
General Dynamics Corp.	139,700	12,894
Lockheed Martin Corp.	63,000	7,336
Raytheon Co.	299,000	17,937
Rockwell Collins, Inc.	178,300	9,377
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
Spirit AeroSystems Holdings, Inc. Class A (a)	100,000	$ 2,280
Stanley, Inc. (a)	100,000	3,406
		55,625
Air Freight & Logistics - 1.8%
C.H. Robinson Worldwide, Inc.	164,700	8,583
Expeditors International of Washington, Inc.	114,200	4,121
Forward Air Corp.	182,700	6,447
Hub Group, Inc. Class A (a)(d)	233,916	9,343
UTI Worldwide, Inc.	268,000	5,387
		33,881
Airlines - 0.3%
Northwest Airlines Corp. (a)	600,000	5,868
Commercial Services & Supplies - 4.7%
Casella Waste Systems, Inc. Class A (a)	215,000	2,862
Clean Harbors, Inc. (a)(d)	294,600	23,904
Copart, Inc. (a)	50,000	2,201
Corrections Corp. of America (a)	473,700	12,600
Equifax, Inc.	126,600	4,473
Fuel Tech, Inc. (a)(d)	197,387	3,620
Healthcare Services Group, Inc.	481,000	9,370
Monster Worldwide, Inc. (a)(d)	158,600	3,099
Robert Half International, Inc.	165,500	4,237
Stericycle, Inc. (a)	80,200	4,756
Tetra Tech, Inc. (a)	268,500	7,674
Waste Management, Inc.	258,600	9,098
		87,894
Construction & Engineering - 0.3%
Quanta Services, Inc. (a)(d)	175,101	5,593
Electrical Equipment - 6.6%
Evergreen Solar, Inc. (a)(d)	1,738,759	16,396
First Solar, Inc. (a)	27,300	7,553
JA Solar Holdings Co. Ltd. ADR (a)	210,000	3,744
Q-Cells AG (a)(d)	251,200	25,305
Renewable Energy Corp. AS (a)(d)	1,130,500	35,125
Roth & Rau AG (d)	111,924	5,788
SolarWorld AG	170,500	8,912
Sunpower Corp. Class A (a)(d)	51,500	5,024
Suntech Power Holdings Co. Ltd. sponsored ADR (a)(d)	304,800	14,572
		122,419
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - 1.3%
Badger Meter, Inc. (d)	93,900	$ 4,323
ITT Corp.	160,400	10,226
Kadant, Inc. (a)	167,500	3,928
Pentair, Inc.	128,500	4,722
		23,199
Road & Rail - 0.2%
Landstar System, Inc.	91,300	4,476
TOTAL INDUSTRIALS		338,955
INFORMATION TECHNOLOGY - 19.8%
Communications Equipment - 3.5%
Ciena Corp. (a)	186,500	3,241
Cisco Systems, Inc. (a)	1,559,800	37,513
Corning, Inc.	429,600	8,824
Harris Corp.	133,100	6,969
Juniper Networks, Inc. (a)	361,000	9,278
		65,825
Computers & Peripherals - 2.0%
Apple, Inc. (a)	121,400	20,581
International Business Machines Corp.	129,900	15,813
		36,394
Electronic Equipment & Instruments - 2.0%
Acacia Research Corp. - Acacia Technologies (a)	612,800	2,445
Arrow Electronics, Inc. (a)	125,000	4,149
Everlight Electronics Co. Ltd.	871,077	2,084
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,222,080	6,197
Itron, Inc. (a)	140,100	14,512
Motech Industries, Inc.	694,189	3,960
Universal Display Corp. (a)(d)	280,700	3,980
		37,327
Internet Software & Services - 3.2%
Constant Contact, Inc. (d)	205,300	3,511
DealerTrack Holdings, Inc. (a)	127,300	2,346
Equinix, Inc. (a)	104,500	8,412
Google, Inc. Class A (sub. vtg.) (a)	56,000	25,944
Omniture, Inc. (a)	483,690	8,619
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Terremark Worldwide, Inc. (a)(d)	779,900	$ 5,639
VistaPrint Ltd. (a)	139,407	4,634
		59,105
IT Services - 2.6%
Fidelity National Information Services, Inc.	103,200	2,255
Hewitt Associates, Inc. Class A (a)	150,800	6,064
Lender Processing Services, Inc.	51,600	1,718
ManTech International Corp. Class A (a)	50,000	2,945
NCI, Inc. Class A (a)	100,000	2,680
Paychex, Inc.	162,400	5,535
SAIC, Inc. (a)	150,000	3,008
The Western Union Co.	449,000	12,401
Visa, Inc.	155,300	11,787
		48,393
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Analog Technology, Inc.	557,865	1,554
Applied Materials, Inc.	434,300	7,783
ASML Holding NV (NY Shares)	247,566	5,855
AuthenTec, Inc. (a)	100,000	813
Epistar Corp.	1,042,317	1,883
Global Mixed-mode Technology, Inc.	527,353	2,691
Globe Specialty Metals, Inc. (Reg. S) (a)	150,000	4,388
Hittite Microwave Corp. (a)	133,900	4,739
Intel Corp.	837,200	19,147
Richtek Technology Corp.	563,255	4,695
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	514,471	3,540
Taiwan Semiconductor Manufacturing Co. Ltd.	1,570,000	2,931
		60,019
Software - 3.3%
Adobe Systems, Inc. (a)	209,600	8,977
Autonomy Corp. PLC (a)	1,145,500	24,007
Concur Technologies, Inc. (a)	136,900	6,017
Nuance Communications, Inc. (a)	274,700	4,340
Quality Systems, Inc. (d)	167,700	7,181
Salesforce.com, Inc. (a)	187,800	10,521
		61,043
TOTAL INFORMATION TECHNOLOGY		368,106
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - 3.2%
Chemicals - 1.5%
ADA-ES, Inc. (a)	203,246	$ 1,646
Calgon Carbon Corp. (a)	273,500	5,834
Ecolab, Inc.	124,000	5,672
Praxair, Inc.	57,800	5,193
Rohm & Haas Co.	87,100	6,537
Zoltek Companies, Inc. (a)(d)	117,800	2,006
		26,888
Metals & Mining - 1.5%
ArcelorMittal SA (NY Shares) Class A	55,700	4,379
Goldcorp, Inc.	201,900	6,867
Ivanhoe Mines Ltd. (a)	481,800	5,422
Searchlight Minerals Corp. (a)(d)	488,161	1,220
Steel Dynamics, Inc.	109,400	2,716
Timminco Ltd. (a)(d)	553,600	7,767
		28,371
Paper & Forest Products - 0.2%
Stella-Jones, Inc.	127,800	3,598
TOTAL MATERIALS		58,857
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 0.9%
Qwest Communications International, Inc. (d)	674,400	2,549
tw telecom, inc. (a)	327,200	5,019
Verizon Communications, Inc.	267,700	9,402
		16,970
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV Series L sponsored ADR	85,600	4,398
TOTAL TELECOMMUNICATION SERVICES		21,368
UTILITIES - 2.6%
Electric Utilities - 1.1%
Entergy Corp.	54,300	5,614
Exelon Corp.	124,800	9,480
FPL Group, Inc.	92,900	5,580
		20,674
Independent Power Producers & Energy Traders - 0.2%
AES Corp. (a)	292,000	4,456
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 1.1%
NSTAR	294,800	$ 9,976
Veolia Environnement sponsored ADR	75,200	4,050
Wisconsin Energy Corp.	90,000	4,209
YTL Corp. Bhd	993,500	1,874
		20,109
Water Utilities - 0.2%
Cascal BV	340,000	3,577
TOTAL UTILITIES		48,816
TOTAL COMMON STOCKS (Cost $1,716,470)		1,824,646
Convertible Preferred Stocks - 0.6%

FINANCIALS - 0.3%
Commercial Banks - 0.1%
East West Bancorp, Inc. Series A, 8.00%	3,500	2,883
Diversified Financial Services - 0.2%
CIT Group, Inc. Series C, 8.75%	17,000	901
Ning, Inc. Series D 8.00% (g)	419,580	3,000
		3,901
TOTAL FINANCIALS		6,784
INFORMATION TECHNOLOGY - 0.3%
Software - 0.3%
Trion World Network, Inc. 8.00% (a)(g)	910,747	5,001
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $12,351)		11,785
Money Market Funds - 10.5%
	Shares	Value (000s)
Fidelity Cash Central Fund, 2.31% (b)	16,812,845	$ 16,813
Fidelity Securities Lending Cash Central Fund, 2.35% (b)(c)	177,459,540	177,460
TOTAL MONEY MARKET FUNDS (Cost $194,273)		194,273
TOTAL INVESTMENT PORTFOLIO - 109.2% (Cost $1,923,094)		2,030,704
NET OTHER ASSETS - (9.2)%		(170,320)
NET ASSETS - 100%		$ 1,860,384
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,747,000 or 0.2% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $8,001,000 or 0.4% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Ning, Inc. Series D 8.00%	3/19/08	$ 3,000
Trion World Network, Inc. 8.00%	8/22/08	$ 5,001
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,001
Fidelity Securities Lending Cash Central Fund	3,093
Total	$ 4,094
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Nexmed, Inc.	$ 8,895	$ -	$ 1,163	$ -	$ -
Summer Infant, Inc.	4,545	-	808	-	-
ThermoGenesis Corp.	11,750	-	-	-	9,291
Total	$ 25,190	$ -	$ 1,971	$ -	$ 9,291
Other Information

The following is a summary of the inputs used, as of August 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

(Amounts in thousands)	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 2,030,704	$ 2,018,919	$ 3,784	$ 8,001
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities (Amounts in thousands)
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	8,001
Proceeds of Sales	-
Amortization/Accretion	-
Transfer in/out of Level 3	-
Ending Balance	$ 8,001

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At August 31, 2008, the aggregate cost of investment securities for income tax purposes was $1,927,127,000. Net unrealized appreciation aggregated $103,577,000, of which $287,547,000 related to appreciated investment securities and $183,970,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 30, 2008
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	October 30, 2008